UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
CURRENT ASSETS:
Cash and cash equivalents	$ 8,970	$ 14,802
Restricted cash	1,506	1,500
Inventories	59,148	53,104
Prepaid expenses	5,269	7,513
Other current assets	1,539	427
Total current assets	105,347	103,622
Property and equipment, net	6,715	5,831
Intangible assets, net	498,748	526,438
Goodwill	177,571	329,589
Right-of-use asset, net	8,885	9,839
Other non-current assets	483	541
TOTAL ASSETS	797,749	975,860
CURRENT LIABILITIES:
Current portion of lease liabilities	2,821	2,766
Current portion of long-term debt	15,812	29,479
Other current liabilities	18,812	19,560
Total current liabilities	68,811	76,892
Long-term debt, net	163,174	137,137
Derivative warrant liabilities	2,434	5,021
Long-term lease liabilities	11,277	12,724
Deferred income tax liabilities	2,983	14,044
Other non-current liabilities	104	105
TOTAL LIABILITIES	248,783	245,923
COMMITMENTS AND CONTINGENCIES (NOTE 16)
SHAREHOLDERS’ EQUITY:
Preferred shares, 25,000,000 shares authorized, $0.0001 par value, none issued and outstanding	0	0
Additional paid-in capital	958,572	951,260
Retained earnings	(458,643)	(289,204)
Accumulated other comprehensive loss	(803)	251
Noncontrolling interest	49,828	67,618
TOTAL SHAREHOLDERS' EQUITY	548,966	729,937
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	797,749	975,860
Nonrelated Party
CURRENT ASSETS:
Accounts receivable, net	28,176	25,484
CURRENT LIABILITIES:
Accounts payable	31,366	25,087
Related Party
CURRENT ASSETS:
Accounts receivable, net	739	792
Class A Ordinary Shares
SHAREHOLDERS’ EQUITY:
Ordinary shares	11	11
Class B Ordinary Shares
SHAREHOLDERS’ EQUITY:
Ordinary shares	$ 1	$ 1